As filed with the Securities and Exchange Commission on July 30, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  February 29, 2016

Date of reporting period:  May 31, 2015

Item 1. Schedules of Investments.

American Trust Allegiance Fund
Schedule of Investments
at May 31, 2015 (Unaudited)

Shares	COMMON STOCKS - 95.99%	Value
	Administrative Support and Services - 2.82%
607	Priceline.com, Inc. *	$711,428

	Air Transportation - 2.74%
18,640	Southwest Airlines Co.	690,612

	Animal Production and Aquaculture - 1.00%
25,560	JBS SA - ADR	251,766

	Apparel Manufacturing - 6.48%
28,120	Burberry Group PLC - ADR	728,308
12,860	VF Corp.	905,730
		1,634,038

	Broadcasting (except Internet) - 6.34%
12,890	Comcast Corp. - Class A	753,549
14,700	Liberty Global PLC - Class A *#	845,691
		1,599,240

	Chemical Manufacturing - 5.44%
3,420	Colgate-Palmolive Co.	228,422
5,470	Praxair, Inc.	672,044
7,160	Tupperware Brands Corp.	470,698
		1,371,164

	Computer and Electronic Product Manufacturing - 15.46%
6,115	Apple, Inc.	796,662
23,420	EMC Corp.	616,883
6,570	IPG Photonics Corp. *	623,099
4,200	Qorvo, Inc. *	345,030
9,950	Qualcomm, Inc.	693,316
7,510	Skyworks Solutions, Inc.	821,294
		3,896,284

	Construction of Buildings - 1.99%
10,760	Lennar Corp. - Class A	501,739

	Couriers and Messengers - 1.77%
2,580	FedEx Corp.	446,908

	Credit Intermediation and Related Activities - 1.68%
7,250	Discover Financial Services	422,457

	Electrical Equipment, Appliance, and Component - 1.90%
2,600	Whirlpool Corp.	479,050

	Food Manufacturing - 4.36%
5,361	Gruma, S.A.B. de C.V. - ADR	282,954
5,980	Mondelez International, Inc. - Class A	248,708
13,140	Post Holdings, Inc. *	568,436
		1,100,098

	Insurance Carriers and Related Activities - 9.89%
6,420	Berkshire Hathaway, Inc. - Class B *	918,060
17,040	MetLife, Inc.	890,510
13,240	Principal Financial Group, Inc.	684,376
		2,492,946

	Leather and Allied Product Manufacturing - 0.97%
2,410	Nike, Inc. - Class B	245,025

	Machinery Manufacturing - 6.35%
10,340	Applied Materials, Inc.	208,144
3,260	Cummins, Inc.	441,893
25,230	FANUC Corp. - ADR	951,171
		1,601,208

	Nonstore Retailers - 2.07%
8,510	eBay, Inc. *	522,174

	Other Information Services - 2.78%
640	Google, Inc. - Class A *	349,005
661	Google, Inc. - Class C *	351,725
		700,730

	Paper Manufacturing - 1.10%
19,550	Graphic Packaging Holding Co.	278,392

	Petroleum and Coal Products Manufacturing - 2.97%
9,470	Phillips 66	749,266

	Pipeline Transportation - 1.72%
8,460	The Williams Companies, Inc.	432,306

	Professional, Scientific & Technical Services - 1.03%
4,000	Verint Systems, Inc. *	258,680

	Real Estate - 5.05%
7,096	CBRE Group, Inc. - Class A *	271,351
43,470	Forest City Enterprises, Inc. - Class A *	1,002,418
		1,273,769

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.11%
14,110	Lazard Ltd. - Class A *#	783,952

	Support Activities for Mining - 1.77%
4,920	Schlumberger Ltd. #	446,588

	Telecommunications - 1.71%
4,640	American Tower Corp.	430,546

	Transportation Equipment Manufacturing - 3.49%
6,960	WABCO Holdings, Inc. *	879,883

	TOTAL COMMON STOCKS (Cost $18,898,175)	24,200,249

	EXCHANGE-TRADED FUNDS - 2.34%
27,050	PowerShares DB Agriculture Fund *	590,502
	TOTAL EXCHANGE-TRADED FUNDS (Cost $701,001)	590,502

	SHORT-TERM INVESTMENTS - 2.09%
525,679	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%†	525,679
	TOTAL SHORT-TERM INVESTMENTS (Cost $525,679)	525,679

	Total Investments in Securities (Cost $20,124,855) - 100.42%	25,316,430
	Liabilities in Excess of Other Assets - (0.42)%	(106,846)
	Net Assets - 100.00%	$25,209,584

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day annualized yield as of May 31, 2015.
ADR - American Depository Receipt

American Trust Allegiance Fund
Notes to Schedule of Investments
May 31, 2015 (Unaudited)

Note 1 – Securities Valuation

The American Trust Allegiance Fund’s (the “Fund”) investments in securities are carried at their fair value. Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support
and Waste Management	$711,428	$-	$-	$711,428
Agriculture, Forestry, Fishing, and Hunting	251,766	-	-	251,766
Construction	501,739	-	-	501,739
Finance and Insurance	3,699,355	-	-	3,699,355
Information	2,299,970	-	-	2,299,970
Manufacturing	12,234,408	-	-	12,234,408
Mining	446,588	-	-	446,588
Professional, Scientific,
and Technical Services	258,680	-	-	258,680
Real Estate, Rental, and Leasing	1,704,315	-	-	1,704,315
Retail Trade	522,174	-	-	522,174
Transportation and Warehousing	1,569,826	-	-	1,569,826
Total Common Stocks	24,200,249	-	-	24,200,249
Exchange-Traded Funds	590,502	-	-	590,502
Short-Term Investments	525,679	-	-	525,679
Total Investments in Securities	$25,316,430	$-	$-	$25,316,430

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at May 31, 2015, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended May 31, 2015.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at May 31, 2015 was as follows*:

Cost of investments	$20,124,855

Gross unrealized appreciation	$5,403,002
Gross unrealized depreciation	(211,427)
Net unrealized appreciation	$5,191,575

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”), (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                            Douglas G. Hess, President

Date 7/15/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
                                            Douglas G. Hess, President

Date 7/15/2015

By (Signature and Title)*/s/ Cheryl L. King
                                            Cheryl L. King, Treasurer

Date 7/15/2015

* Print the name and title of each signing officer under his or her signature.